Issued Capital and Reserves - Summary of Share Premium (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	£ 118,492
Ending balance	121,684	£ 118,492
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	118,492	118,227	£ 99,975
Issued on April 3, 2017 for private placement financing round			14,985
Issued on June 1, 2018 for public offering		150
Issued on April 26, 2017 for conversion of loan note			2,478
Issued on October 28, 2017 for acquisition of license			1,519
Transaction costs for issued share capital	(761)	(8)	(730)
Ending balance	121,684	118,492	£ 118,227
Share premium [member] | Share premium issued on August 3, 2018 [member]
Disclosure of classes of share capital [line items]
Issued on August 3, 2018 for exercise of share options		13
Share premium [member] | Share premium issued on October 22, 2018 [member]
Disclosure of classes of share capital [line items]
Issued on August 3, 2018 for exercise of share options		£ 110
Share premium [member] | Share premium issued on June 21, 2019 [member]
Disclosure of classes of share capital [line items]
Issued on April 26, 2017 for conversion of loan note	£ 3,953